Victory Sycamore Mid Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio (formerly, Invesco Mid Cap Value Portfolio) PORTFOLIO SUMMARY:
Investment Objective
High total return by investing in equity securities of mid-sized companies.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory Sycamore Mid Cap Value Portfolio - USD ($)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Victory Sycamore Mid Cap Value Portfolio		Class A	Class B	Class E
Management Fee		0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.68%	0.93%	0.83%
Fee Waiver	[1]	(0.09%)	(0.09%)	(0.09%)
Net Operating Expenses		0.59%	0.84%	0.74%
[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.590% of the first $200 million of the Portfolio's average daily net assets, 0.570% of such assets over $200 million up to $400 million, and 0.540% of such assets over $400 million. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Victory Sycamore Mid Cap Value Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	60	209	371	840
Class B	86	289	508	1,139
Class E	76	257	453	1,020

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 140% of the average value of its portfolio.
Principal Investment Strategies
Victory Capital Management Inc. (“Victory” or “Subadviser”), subadviser to the Portfolio, pursues the Portfolio’s investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap Index. The Portfolio may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts and Global Depositary Receipts (ADRs and GDRs).

As of December 31, 2017, the Russell MidCap Index included companies with approximate market capitalizations between $393.0 million and $36.7 billion. The size of companies in the index changes with market conditions and the composition of the index.

The Subadviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Subadviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns, a stock price trading below the Subadviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Subadviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, if the fundamentals of the company deteriorate, when the Portfolio must meet redemptions or for other reasons.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective December 18, 2017, Victory became responsible for the day-to-day management of the Portfolio’s investments. Investment performance prior to that date is attributable to former investment subadvisers to the Portfolio, using principal investment strategies that differed from those described above.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	19.10%
Lowest Quarter	3rd – 2011	-22.14%

Average Annual Total Return as of December 31, 2017
Average Annual Total Returns - Victory Sycamore Mid Cap Value Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	9.77%	10.74%	6.12%
Class B	9.47%	10.46%	5.85%
Class E	9.59%	10.58%		10.40%	Apr. 25, 2012
Russell Midcap Value Index (reflects no deduction for mutual fund fees or expenses)	13.34%	14.68%	9.10%